Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future minimum rentals for leases having initial or remaining noncancelable lease terms in excess of one year
As of December 31, 2014, our future minimum rentals for leases having initial or remaining noncancelable lease terms in excess of one year were as follows (in thousands):

2015	$348
2016	85
2017	83
2018	69
2019	41
Thereafter	623
Total minimum rental payments	$1,249